Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
As required by Item 402(v) of Regulation S-K, which was mandated by Section 953(a) of the Dodd-Frank Act, we are providing the following information about the relationship between “compensation actually paid” to our principal executive officers or “PEOs” and “compensation actually paid” to our non-PEO NEOs (our only other NEOs who are not PEOs) and the financial performance of the Company during the years ended December 31, 2025, 2024 and 2023, respectively, in each case calculated in a manner consistent with SEC rules.
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(3)	Summary Compensation Table Total for PEO(2)	Compensation Actually Paid to PEO(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(3)(4)	Average Compensation Actually Paid to Non-PEO NEOs(3)
2025	—	—	$906,047	$909,543	$365,276	$371,993
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(3)	Summary Compensation Table Total for PEO(2)	Compensation Actually Paid to PEO(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(3)(4)	Average Compensation Actually Paid to Non-PEO NEOs(3)
2024	—	—	$544,579	$538,486.12	$203,675	$201,171
2023	$—	$—	$129,618	$129,618	$117,024	$110,586

(1)
Edward M. Weil, Jr is the PEO reflected in these columns for fiscal year ended December 31, 2023.

(2)
Michael Anderson is the PEO reflected in these columns for fiscal years ended December 31, 2024 and 2023.

(3)
Compensation actually paid or “CAP” to our PEO and Non-PEO NEO is calculated based on the “Total Compensation” reported in the Summary Compensation Table above and in the Proxy Statement on Schedule 14A filed with the SEC on April 17, 2025 with respect to the 2025 annual meeting of stockholders, adjusted to exclude and include certain items in accordance with Item 402(v) of Regulation S-K as follows. To arrive at the Compensation actually paid to Mr. Schorsch of $909,543, $199,200, the fair value of his stock awards granted in 2025, was deducted from the total compensation received as set forth in the “Summary Compensation Table” and the following additions were made: (i) $165,800, representing the fair value of his 2025 stock awards at December 31, 2025; (ii) -$32,103, representing the change in fair value of his unvested stock awards at December 31, 2025 compared to the end of the prior fiscal year; and (iii) -$4,794, representing the change in fair value of awards that vested during fiscal year 2024 at the vesting date compared to the end of the prior fiscal year.

(4)
Christopher J. Masterson and Joseph Marnikovic are the non-PEO NEOs reflected in these columns for the fiscal years ended December 31, 2023 and 2022, and Joseph Marnikovic and Michael LeSanto are the non-PEO NEOs reflected in these columns for the fiscal year ended December 31, 2024 and Michael LeSanto is the non-PEO NEOs reflected in these columns for the fiscal year ended December 31, 2025. Mr. Masterson was the Company’s chief financial officer, treasurer and secretary until September 2023, and Mr. Marnikovic was the Company’s chief financial officer from September 2023 until his resignation effective as of April 4, 2024.

Average Non-PEO NEOs SCT Total to CAP Reconciliation
			Additions to SCT(2)
Fiscal Year	Summary Compensation Table (“SCT”) Total	Deductions from SCT(1)	Fair Value of Current Year Equity Awards	Change in Value of Prior Years’ Awards Unvested	Change in Value of Prior Years’ Awards that Vested	Deductions for Forfeited Awards	CAP(3)
2025	$365,276	$59,760	$49,740	$10,517	$6,220	$—	$371,993
2024	$203,675	$39,725	$37,144	$42	$35	$—	$201,171
2023	$117,024	$—	$—	$—	$(464)	$5,974	$110,586

(1)
Represents the grant date fair value of equity-based awards granted each year. The fair values of equity compensation, including such amounts described in the tables above, are calculated in accordance with FASB ASC Topic 718. All assumptions made in the valuations are contained and described in Note 12 to the Company’s financial statements for fiscal year 2025 contained in our 2025 10-K. The amounts shown in the table reflect the total fair value on the date of grant and do not necessarily reflect the actual value, if any, that may be realized by the NEOs.

(2)
We did not report a change in pension value for any of the years reflected in this table because the Company does not maintain a defined benefit or actuarial pension plan and therefore a deduction from SCT related to such pension plans is not needed.
(3)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The fair values of equity compensation, including such amounts described in the tables above, are calculated in accordance with FASB ASC Topic 718. All assumptions made in the valuations are contained and described in Note 12 to the Company’s financial statements for fiscal year 2025 contained in our 2025 10-K. The amounts shown in the table reflect the total fair value on the applicable date(s) listed in the table above, and do not necessarily reflect the actual value, if any, that may be realized by the PEO.

Named Executive Officers, Footnote
(1)
Edward M. Weil, Jr is the PEO reflected in these columns for fiscal year ended December 31, 2023.

(2)
Michael Anderson is the PEO reflected in these columns for fiscal years ended December 31, 2024 and 2023.
(4)
Christopher J. Masterson and Joseph Marnikovic are the non-PEO NEOs reflected in these columns for the fiscal years ended December 31, 2023 and 2022, and Joseph Marnikovic and Michael LeSanto are the non-PEO NEOs reflected in these columns for the fiscal year ended December 31, 2024 and Michael LeSanto is the non-PEO NEOs reflected in these columns for the fiscal year ended December 31, 2025. Mr. Masterson was the Company’s chief financial officer, treasurer and secretary until September 2023, and Mr. Marnikovic was the Company’s chief financial officer from September 2023 until his resignation effective as of April 4, 2024.

Adjustment To PEO Compensation, Footnote
(3)
Compensation actually paid or “CAP” to our PEO and Non-PEO NEO is calculated based on the “Total Compensation” reported in the Summary Compensation Table above and in the Proxy Statement on Schedule 14A filed with the SEC on April 17, 2025 with respect to the 2025 annual meeting of stockholders, adjusted to exclude and include certain items in accordance with Item 402(v) of Regulation S-K as follows. To arrive at the Compensation actually paid to Mr. Schorsch of $909,543, $199,200, the fair value of his stock awards granted in 2025, was deducted from the total compensation received as set forth in the “Summary Compensation Table” and the following additions were made: (i) $165,800, representing the fair value of his 2025 stock awards at December 31, 2025; (ii) -$32,103, representing the change in fair value of his unvested stock awards at December 31, 2025 compared to the end of the prior fiscal year; and (iii) -$4,794, representing the change in fair value of awards that vested during fiscal year 2024 at the vesting date compared to the end of the prior fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 365,276	$ 203,675	$ 117,024
Non-PEO NEO Average Compensation Actually Paid Amount	$ 371,993	201,171	110,586
Adjustment to Non-PEO NEO Compensation Footnote
Average Non-PEO NEOs SCT Total to CAP Reconciliation
			Additions to SCT(2)
Fiscal Year	Summary Compensation Table (“SCT”) Total	Deductions from SCT(1)	Fair Value of Current Year Equity Awards	Change in Value of Prior Years’ Awards Unvested	Change in Value of Prior Years’ Awards that Vested	Deductions for Forfeited Awards	CAP(3)
2025	$365,276	$59,760	$49,740	$10,517	$6,220	$—	$371,993
2024	$203,675	$39,725	$37,144	$42	$35	$—	$201,171
2023	$117,024	$—	$—	$—	$(464)	$5,974	$110,586

(1)
Represents the grant date fair value of equity-based awards granted each year. The fair values of equity compensation, including such amounts described in the tables above, are calculated in accordance with FASB ASC Topic 718. All assumptions made in the valuations are contained and described in Note 12 to the Company’s financial statements for fiscal year 2025 contained in our 2025 10-K. The amounts shown in the table reflect the total fair value on the date of grant and do not necessarily reflect the actual value, if any, that may be realized by the NEOs.

(2)
We did not report a change in pension value for any of the years reflected in this table because the Company does not maintain a defined benefit or actuarial pension plan and therefore a deduction from SCT related to such pension plans is not needed.
(3)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The fair values of equity compensation, including such amounts described in the tables above, are calculated in accordance with FASB ASC Topic 718. All assumptions made in the valuations are contained and described in Note 12 to the Company’s financial statements for fiscal year 2025 contained in our 2025 10-K. The amounts shown in the table reflect the total fair value on the applicable date(s) listed in the table above, and do not necessarily reflect the actual value, if any, that may be realized by the PEO.

PEO Name	Michael Anderson
Edward M. Weil, Jr. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount
PEO Actually Paid Compensation Amount
Michael Anderson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	906,047	544,579	129,618
PEO Actually Paid Compensation Amount	909,543	538,486.12	129,618
PEO | Michael Anderson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(199,200)
PEO | Michael Anderson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	165,800
PEO | Michael Anderson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,103
PEO | Michael Anderson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,794
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(59,760)	(39,725)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	49,740	37,144
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,517	42
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,220	35	(464)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (5,974)